Schedule of Estimated Purchase Price Allocation Made for Business Combination (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Common stock	$ 399,713
Total consideration	399,713
Subscription receipts receivable	1,100
HST Receivable	856
Goodwill	405,194
Total assets acquired	407,150
AP and accruals	7,437
Total liabilities acquired	7,437
Net assets acquired	$ 399,713